Share capital (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands		12 Months Ended
	Apr. 25, 2019	Dec. 31, 2019	Dec. 31, 2018
Capital structure [Abstract]
Balance, beginning of period		SFr 177,623	SFr 116,839
Conversion of Note Agreement, net of transaction costs		47,778
Conversion of Note Agreement, net of transaction costs (in shares)	3,615,328
Balance, end of period		SFr 272,442	SFr 177,623
Common Shares [Member]
Capital structure [Abstract]
Balance, beginning of period (in shares)		67,562,333	57,355,188
Issuance of Shares - Incentive Plans (in shares)		681,770	207,145
Issuance of Shares - Public offering, net of transaction costs (in shares)			10,000,000
Conversion of Note Agreement, net of transaction costs (in shares)		3,615,328
Balance, end of period (in shares)		71,859,431	67,562,333
Nominal value per share (in CHF per share)		SFr 0.02
Share Capital [Member]
Capital structure [Abstract]
Balance, beginning of period		SFr 1,351	SFr 1,147
Issuance of Shares - Incentive Plans		13	4
Issuance of Shares - Public offering, net of transaction costs			200
Conversion of Note Agreement, net of transaction costs		73
Balance, end of period		1,437	1,351
Share Premium [Member]
Capital structure [Abstract]
Balance, beginning of period		298,149	188,299
Issuance of Shares - Incentive Plans		672	537
Issuance of Shares - Public offering, net of transaction costs			109,313
Conversion of Note Agreement, net of transaction costs		47,705
Balance, end of period		SFr 346,526	SFr 298,149